Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 85% - Class I
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Asset Manager 85% - Class A
Expense Example:
1 year	669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Asset Manager 85% - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,851
Fidelity Advisor Asset Manager 85% - Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Asset Manager 85% - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750